Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 4,760	$ 1,810	$ 260	$ 6,830
CANADA | Ministry of Finance
Total	560			560
CANADA | Ministry of Energy and Resources
Total	540	$ 1,810		2,350
CANADA | Canada Revenue Agency
Total	500			500
UNITED STATES | United States Department of the Interior Bureau of Land Management
Total			$ 260	260
UNITED STATES | Glasscock County Treasurer's Office
Total	120			120
UNITED STATES | Martin County Treasurer's Office
Total	110			110
UNITED STATES | Midland County Treasurer's Office
Total	390			390
UNITED STATES | Panola County Treasurer's Office
Total	2,130			2,130
UNITED STATES | Reeves County Treasurer's Office
Total	$ 410			$ 410